Debt Securities in Issue (Tables)	12 Months Ended
Dec. 31, 2020
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

		Group
	2020	2019
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	1,694	4,679
– Euro 30bn Euro Medium Term Note Programme	3,619	5,175
– US SEC-registered Debt Programme – Santander UK Group Holdings plc	4,882	5,763
– US SEC-registered Debt Programme – Santander UK plc	4,723	5,891
– Euro 750m Senior Unsecured Notes	673	—
– US$1bn Senior Unsecured Notes	734	—
	16,325	21,508
Euro 35bn Global Covered Bond Programme (See Note 14)	19,285	19,004
US$20bn Commercial Paper Programmes	2,824	3,014
Certificates of deposit	2,858	2,806
Credit linked notes	57	60
Securitisation programmes (See Note 14)	2,330	3,779
	43,679	50,171